Accounting policies - Levels 2 and 3 FV Liabilities (Details) - MXN ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Financial instruments
Financial liabilities	$ 1,299,114	$ 1,259,588
Fair value
Financial instruments
Financial liabilities	434,848	369,304
Fair value | Level 2
Financial instruments
Financial liabilities	433,733	368,460
Fair value | Level 3
Financial instruments
Financial liabilities	791	155	$ 358
Fair value | Level 2 and 3
Financial instruments
Financial liabilities	434,524	368,615
Trading derivative liabilities | Fair value | Level 3
Financial instruments
Financial liabilities	791	155	358
Deposits - Customers
Financial instruments
Financial liabilities	759,271	774,808
Debt instruments
Financial instruments
Financial liabilities	114,457	103,062
Financial liabilities at fair value through profit or loss | Fair value
Financial instruments
Financial liabilities	153,600	255,481
Financial liabilities at fair value through profit or loss | Fair value | Level 2
Financial instruments
Financial liabilities	152,485	254,637
Financial liabilities at fair value through profit or loss | Fair value | Level 3
Financial instruments
Financial liabilities	791	155
Financial liabilities at fair value through profit or loss | Fair value | Level 2 and 3
Financial instruments
Financial liabilities	153,276	254,792
Financial liabilities at fair value through profit or loss | Interest rate options | Fair value | Level 2
Financial instruments
Financial liabilities	467	973
Financial liabilities at fair value through profit or loss | Interest rate options | Fair value | Level 3
Financial instruments
Financial liabilities	8
Financial liabilities at fair value through profit or loss | Interest rate options | Fair value | Level 2 and 3
Financial instruments
Financial liabilities	475	973
Financial liabilities at fair value through profit or loss | Market index options | Fair value | Level 2
Financial instruments
Financial liabilities	81	179
Financial liabilities at fair value through profit or loss | Market index options | Fair value | Level 3
Financial instruments
Financial liabilities	60
Financial liabilities at fair value through profit or loss | Market index options | Fair value | Level 2 and 3
Financial instruments
Financial liabilities	141	179
Financial liabilities at fair value through profit or loss | Market index options, European options | Fair value | Level 2
Financial instruments
Financial liabilities	1	1
Financial liabilities at fair value through profit or loss | Market index options, European options | Fair value | Level 2 and 3
Financial instruments
Financial liabilities	1	1
Financial liabilities at fair value through profit or loss | Market index options, Auto callable | Fair value | Level 2
Financial instruments
Financial liabilities		167
Financial liabilities at fair value through profit or loss | Market index options, Auto callable | Fair value | Level 2 and 3
Financial instruments
Financial liabilities		167
Financial liabilities at fair value through profit or loss | Market index options, Best of options (Basket) | Fair value | Level 2
Financial instruments
Financial liabilities		1
Financial liabilities at fair value through profit or loss | Market index options, Best of options (Basket) | Fair value | Level 2 and 3
Financial instruments
Financial liabilities		1
Financial liabilities at fair value through profit or loss | Market index options, Quanto options | Fair value | Level 2
Financial instruments
Financial liabilities	80	10
Financial liabilities at fair value through profit or loss | Market index options, Quanto options | Fair value | Level 3
Financial instruments
Financial liabilities	60
Financial liabilities at fair value through profit or loss | Market index options, Quanto options | Fair value | Level 2 and 3
Financial instruments
Financial liabilities	140	10
Financial liabilities at fair value through profit or loss | Exchange rate options | Fair value | Level 2
Financial instruments
Financial liabilities	1,548	1,348
Financial liabilities at fair value through profit or loss | Exchange rate options | Fair value | Level 3
Financial instruments
Financial liabilities		153
Financial liabilities at fair value through profit or loss | Exchange rate options | Fair value | Level 2 and 3
Financial instruments
Financial liabilities	1,548	1,501
Financial liabilities at fair value through profit or loss | Exchange rate options, European barrier | Fair value | Level 2
Financial instruments
Financial liabilities	4
Financial liabilities at fair value through profit or loss | Exchange rate options, European barrier | Fair value | Level 2 and 3
Financial instruments
Financial liabilities	4
Financial liabilities at fair value through profit or loss | Exchange rate options, European options | Fair value | Level 2
Financial instruments
Financial liabilities	1,344	1,341
Financial liabilities at fair value through profit or loss | Exchange rate options, European options | Fair value | Level 3
Financial instruments
Financial liabilities		153
Financial liabilities at fair value through profit or loss | Exchange rate options, European options | Fair value | Level 2 and 3
Financial instruments
Financial liabilities	1,344	1,494
Financial liabilities at fair value through profit or loss | Exchange rate options, American Barrier and Touch options | Fair value | Level 2
Financial instruments
Financial liabilities	200	7
Financial liabilities at fair value through profit or loss | Exchange rate options, American Barrier and Touch options | Fair value | Level 2 and 3
Financial instruments
Financial liabilities	200	7
Financial liabilities at fair value through profit or loss | Swaps | Fair value | Level 2
Financial instruments
Financial liabilities	134,627	143,448
Financial liabilities at fair value through profit or loss | Swaps | Fair value | Level 3
Financial instruments
Financial liabilities	723
Financial liabilities at fair value through profit or loss | Swaps | Fair value | Level 2 and 3
Financial instruments
Financial liabilities	135,350	143,448
Financial liabilities at fair value through profit or loss | Index and securities futures | Fair value | Level 2
Financial instruments
Financial liabilities	18	839
Financial liabilities at fair value through profit or loss | Index and securities futures | Fair value | Level 2 and 3
Financial instruments
Financial liabilities	18	839
Financial liabilities at fair value through profit or loss | Exchange rate futures | Fair value | Level 2
Financial instruments
Financial liabilities	6,625	6,096
Financial liabilities at fair value through profit or loss | Exchange rate futures | Fair value | Level 3
Financial instruments
Financial liabilities		2
Financial liabilities at fair value through profit or loss | Exchange rate futures | Fair value | Level 2 and 3
Financial instruments
Financial liabilities	6,625	6,098
Financial liabilities at fair value through profit or loss | Short positions | Fair value | Level 2
Financial instruments
Financial liabilities	9,119	101,754
Financial liabilities at fair value through profit or loss | Short positions | Fair value | Level 2 and 3
Financial instruments
Financial liabilities	9,119	101,754
Financial liabilities designated at fair value through profit or loss | Fair value
Financial instruments
Financial liabilities	273,725	105,430
Financial liabilities designated at fair value through profit or loss | Fair value | Level 2
Financial instruments
Financial liabilities	273,725	105,430
Financial liabilities designated at fair value through profit or loss | Fair value | Level 2 and 3
Financial instruments
Financial liabilities	273,725	105,430
Financial liabilities designated at fair value through profit or loss | Deposits - Central banks | Fair value | Level 2
Financial instruments
Financial liabilities	111,574	30,995
Financial liabilities designated at fair value through profit or loss | Deposits - Central banks | Fair value | Level 2 and 3
Financial instruments
Financial liabilities	111,574	30,995
Financial liabilities designated at fair value through profit or loss | Deposits - Credit institutions | Fair value | Level 2
Financial instruments
Financial liabilities	29,689	4,316
Financial liabilities designated at fair value through profit or loss | Deposits - Credit institutions | Fair value | Level 2 and 3
Financial instruments
Financial liabilities	29,689	4,316
Financial liabilities designated at fair value through profit or loss | Customer deposits - Repurchase agreements | Fair value | Level 2
Financial instruments
Financial liabilities	129,216	65,369
Financial liabilities designated at fair value through profit or loss | Customer deposits - Repurchase agreements | Fair value | Level 2 and 3
Financial instruments
Financial liabilities	129,216	65,369
Financial liabilities designated at fair value through profit or loss | Debt instruments
Financial instruments
Financial liabilities	3,246	4,750	$ 10,504
Financial liabilities designated at fair value through profit or loss | Debt instruments | Fair value | Level 2
Financial instruments
Financial liabilities	3,246	4,750
Financial liabilities designated at fair value through profit or loss | Debt instruments | Fair value | Level 2 and 3
Financial instruments
Financial liabilities	3,246	4,750
Hedging derivatives category | Fair value
Financial instruments
Financial liabilities	7,523	8,393
Hedging derivatives category | Fair value | Level 2
Financial instruments
Financial liabilities	7,523	8,393
Hedging derivatives category | Fair value | Level 2 and 3
Financial instruments
Financial liabilities	7,523	8,393
Hedging derivatives category | Swaps | Fair value | Level 2
Financial instruments
Financial liabilities	7,114	8,047
Hedging derivatives category | Swaps | Fair value | Level 2 and 3
Financial instruments
Financial liabilities	7,114	8,047
Hedging derivatives category | Exchange rate forwards | Fair value | Level 2
Financial instruments
Financial liabilities	409	346
Hedging derivatives category | Exchange rate forwards | Fair value | Level 2 and 3
Financial instruments
Financial liabilities	$ 409	$ 346